SCHEDULE OF ACCRUALS AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Accrued post-employment and termination benefits - current portion (Note 18)	$ 11,658	$ 7,839
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Payroll payable	4,726	6,228
Accrued post-employment and termination benefits - current portion (Note 18)	11,658	7,839
Business and other taxes payable	1,581	1,437
Accrued expenses	17,975	17,859
Other payable secured by acceptance draft		985
Other payable	15,769	17,181
Total	$ 51,709	$ 51,529